Basic and Diluted Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Basic and Diluted Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share is Based on the Profit Attributable to Ordinary Shareholders

The calculation of basic earnings per share is based on the profit attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, which is calculated as follows:

	For the six months period ended June 30, 2024	For the six months period ended June 30, 2025
	MYR	MYR	USD
Profit for the year	(2,575,121)	2,244,605	512,537
Weighted average number of ordinary shares	20,304,913	20,241,155	20,241,155
Basic earnings per share	0.13	0.11	0.03

Schedule of Diluted Earnings Per Share	The potentially dilutive securities that were not included in the calculation of above dilutive net profit per share in the years presented where their inclusion would be anti-diluted include weighted average number of RCPS of 474,614 and 801,501 shares for the period ended June 30, 2024 and 2025.
	For the six months period ended June 30, 2024	For the period ended June 30, 2025
	MYR	MYR	USD
Net earnings allocated to ordinary share	(2,575,121)	2,244,605	512,537
Add: Effect on interest expenses of AI RCPS	—	—	—
Net earnings used in the computation of diluted earnings per share	(2,575,121)	2,244,605	512,537

Weighted average number of ordinary shares	20,304,913	20,241,155	20,241,155
Effect of redeemable convertible preference shares	—	—	—
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,304,913	20,241,155	20,241,155
Diluted earnings per share	0.13	0.11	0.03